Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 04, 2022
Line of credit facility, description	Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.
Employment Agreements 2022 [Member]
Base salary		$ 210,305
Velazquez [Member]
Salary first year	$ 125,000
Salary second year	150,000
Employees [Member] | Employment Agreements 2022 [Member]
Bonus paid			$ 29,164
Tysadco Partners LLC [Member]
Purchase of common stock	$ 5,000,000